Produced Content, Net	12 Months Ended
Dec. 31, 2018
Film Costs [Abstract]
PRODUCED CONTENT, NET
10.	PRODUCED CONTENT, NET

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Released, less amortization	124,990	553,459	80,497
In production	1,310,349	3,003,091	436,782
In development	128,940	179,513	26,109
	1,564,279	3,736,063	543,388

Amortization expense was RMB574,530, RMB774,530 and RMB2,265,543 (US$329,510) for the years ended December 31, 2016, 2017 and 2018, respectively.

The Group anticipates that 100% of the above “released” produced content as of December 12, 2018 will be amortized within the next three years.